Long-term debt - Schedule of Long-term Debt (Parenthetical) (Detail) - Loan Maturity Date Extension [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
6.40%, US$4.0 million, maturing November 30, 2021[Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	6.40%	6.40%
Debt	$ 4.0	$ 4.0
Debt, maturity date	November 30, 2021	November 30, 2021
5.85%, US$9.8 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.85%	5.85%
Debt	$ 9.8	$ 9.8
Debt, maturity date	November 30, 2021	November 30, 2021
4.88%, US$13.3 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.88%	4.88%
Debt	$ 13.3	$ 13.3
Debt, maturity date	November 30, 2021	November 30, 2021
4.98%, US$5.8 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.98%	4.98%
Debt	$ 5.8	$ 5.8
Debt, maturity date	November 30, 2021	November 30, 2021
5.23%, US$2.1 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.23%	5.23%
Debt	$ 2.1	$ 2.1
Debt, maturity date	November 30, 2021	November 30, 2021
4.79%, US$12.3 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.79%	4.79%
Debt	$ 12.3	$ 12.3
Debt, maturity date	November 30, 2021	November 30, 2021